Income Taxes (Reconciliations) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S. statutory federal rate, expected (benefit) provision	21.00%	21.00%	21.00%
Increase (reduction) in tax rate from:
Tax impact from foreign operations	2.00%	7.00%	0.00%
Noncontrolling interests and equity earnings	(3.00%)	0.00%	(1.00%)
State and local income taxes, net of federal benefit	0.00%	2.00%	1.00%
Other permanent differences, net	4.00%	3.00%	0.00%
Contingent liability accrual	2.00%	1.00%	3.00%
U.S. taxes on foreign unremitted earnings	(1.00%)	3.00%	0.00%
Change in valuation allowance	0.00%	(10.00%)	(2.00%)
Research and development credits, net of provision	0.00%	(5.00%)	0.00%
Non-deductible goodwill and restructuring charges	(130.00%)	0.00%	0.00%
Effective tax rate on income from operations	(105.00%)	22.00%	22.00%